Value of Business Acquired and Other Intangible Assets	12 Months Ended
Dec. 31, 2015
Value of Business Acquired and Other Intangible Assets
(9)	Value of Business Acquired and Other Intangible Assets

VOBA at December 31 and the changes in the balance for the years then ended are as follows:

	2015	2014	2013
Balance, beginning of year	$—	—	—
Interest	210	314	439
Amortization	(2,950)	(3,479)	(4,327)
Change in shadow VOBA	2,740	3,165	3,888

Balance, end of year	$—	—	—

The net amortization of the VOBA in each of the next five years is expected to be as follows:

2016	$2,025
2017	1,120
2018	919
2019	392
2020	—

Intangible assets at December 31 and the changes in the balance for the years then ended are as follows:

	2015	2014	2013
Balance, beginning of year	$2,050	2,120	3,271
Amortization	—	(70)	(1,151)
Transfer to held-for-sale	(2,050)	—	—

Balance, end of year	$—	2,050	2,120

During 2015, the remaining intangible assets were transferred to held-for-sale assets, and recorded in Other assets on the Consolidated Balance Sheets. See note 2 for further details. During 2014, there were no events or changes in circumstances that warranted recoverability testing for intangible assets. In 2013, the Company determined it is not likely to recover any value from a subsidiary trade name. Intangible amortization of $1,050 was recognized to fully impair this asset.

Accumulated amortization of VOBA and other intangible assets are $255,709 and $252,759 as of December 31, 2015 and 2014, respectively.